CONSOLIDATED STATEMENTS OF CASH FLOWS $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
OPERATING ACTIVITIES
Loss for the period	$ (65,196)	$ (79,197)
Items not affecting cash
Depletion, depreciation and amortization	8,846	6,184
Non-cash share-based payments	2,309	2,915
Non-cash items included in other income	(32,891)	8,066
Loss on foreign exchange	29	403
Finance expense	31,860	20,460
Deferred taxes	(8,020)	(11,833)
Change in non-cash working capital balances related to operations	8,445	7,160
Cash used in operating activities	(54,618)	(45,842)
INVESTING ACTIVITIES
Net cash acquired in acquisition of Paycore Minerals Inc.	10,027	0
Capital expenditures on property, plant and equipment	(39,513)	(50,221)
Environmental liability security	(11,585)	(2,125)
Reclamation expenditures	(540)	(622)
Other assets	0	(1,767)
Purchase of investments	(894)	0
Cash used in investing activities	(42,505)	(54,735)
FINANCING ACTIVITIES
Contingent payments	(21,000)	0
Proceeds from shares issued in equity financing	27,693	0
Share issue costs	(1,768)	0
Stock option and warrant exercises	1,949	3,139
Other	(349)	(437)
Cash provided by financing activities	65,163	61,427
Change in cash and cash equivalents during the year	(31,960)	(39,150)
Cash and cash equivalents, beginning of year	48,276	87,658
Effect of exchange rate changes on cash held	(39)	(232)
Cash and cash equivalents, end of year	16,277	48,276
Convertible Debentures
FINANCING ACTIVITIES
Net proceeds	61,906	0
Gold Prepay Agreement
FINANCING ACTIVITIES
Net proceeds	18,932	41,737
Principal repayment	(16,475)	(12,901)
Silver Purchase Agreement
FINANCING ACTIVITIES
Net proceeds	0	29,889
Principal repayment	$ (5,725)	$ 0